Other financial assets	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Other Financial assets
Other Financial assets
Other financial assets consisted of the following:

		At December 31
		2018			2017
	Note	Current	Non-current	Total	Current	Non-current	Total
		(€ million)
Derivative financial assets	16	€283	€14	€297	€265	€19	€284
Debt securities measured at fair value through other comprehensive income	23	—	—	—	4	—	4
Debt securities measured at fair value through profit or loss	23	230	—	230	172	59	231
Debt securities measured at amortized cost		61	2	63	—	—	—
Debt securities held-to-maturity		—	—	—	—	2	2
Equity instruments measured at cost		—	—	—	—	43	43
Equity instruments measured at fair value through other comprehensive income	23	—	31	31	—	23	23
Equity instruments mandatorily designated at fair value through profit and loss	23	41	2	43	—	—	—
Held-for-trading investments		—	—	—	46	—	46
Financial receivables		—	252	252	—	275	275
Collateral deposits(1)	23	—	61	61	—	61	61
Total Other financial assets		€615	€362	€977	€487	€482	€969
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations.
On March 21, 2017, the Group completed the sale of its investment of 15,948,275 common shares in CNH Industrial N.V. (“CNHI”), representing 1.17 percent of CNHI’s common shares, for an amount of €144 million which was previously reported within Equity instruments measured at fair value through other comprehensive income. The sale did not result in a material gain. The additional 15,948,275 special voting shares owned by the Group which had not been attributed any value, expired upon the sale of the CNHI common shares.
Refer to Note 2, Basis of preparation for information on the impact of the adoption of IFRS 9 on the balances disclosed above.